Debt, Short Term Debt Maturities (Details) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short-term debt maturities [Abstract]
Short term debt	$ 87,072,990	$ 104,210,738
Weighted average interest rate	5.97%	6.42%
Senior Notes [Member]
Short-term debt maturities [Abstract]
Short term debt	$ 37,305,118	$ 47,179,504
Lines of Credit [Member]
Short-term debt maturities [Abstract]
Short term debt	49,759,962	57,023,548
Financial Leases [Member]
Short-term debt maturities [Abstract]
Short term debt	$ 7,910	$ 7,686